Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000073513 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000073513 | City
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000073513 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000073513 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000073513 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000073513 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000073513 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000073513 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000073513 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000073513 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000073513 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000073513 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000073513 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000073513 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000073513 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000167229 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000167229 | City
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167229 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000167229 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000167229 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167229 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167229 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000167229 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000167229 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000167229 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000167229 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000167229 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000167229 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000167229 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167229 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000219380 | Econ & Indust Development
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219380 | City
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000219380 | Integrated Electric Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219380 | Banks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219380 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219380 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219380 | Midstream - Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219380 | Hospitals
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219380 | School District
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000219380 | Electricity And Public Power
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000219380 | Miscellaneous Tax
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000219380 | Local Authority
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219380 | Life Insurance
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219380 | Tobacco
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219380 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000003857 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003857 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003857 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000003857 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000003857 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003857 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003857 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003857 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000003857 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000003857 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003857 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000003857 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000167227 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167227 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167227 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167227 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167227 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167227 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167227 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000167227 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000167227 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000167227 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000167227 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167227 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000219378 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219378 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219378 | Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219378 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219378 | Communications
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000219378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000219378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000219378 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000219378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000219378 | Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000059931 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059931 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000059931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000059931 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000059931 | State
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000059931 | Local
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000059931 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000059931 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000059931 | Housing
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000059931 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000059931 | Lease
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000167228 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000167228 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000167228 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167228 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000167228 | State
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000167228 | Local
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000167228 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167228 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000167228 | Housing
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000167228 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000167228 | Lease
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000219379 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219379 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000219379 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219379 | Idr & Pcr
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219379 | State
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219379 | Local
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219379 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219379 | Education
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000219379 | Housing
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000219379 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000219379 | Lease
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000003855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000003855 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000003855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000003855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000003855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000167226 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000167226 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000167226 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000167226 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167226 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000167226 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000219377 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000219377 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000219377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000219377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	95.70%
C000240591 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240591 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000240591 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240591 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240590 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240590 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000240590 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240590 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000240589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	96.90%
C000240589 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000240589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.60%